Income Taxes - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income (loss) before income tax		¥ 1,433,265	$ 220,288	¥ (68,896)	¥ 238,377
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%		358,316	55,072	(17,224)	59,594
Effect of different tax rates in different jurisdictions		(119,565)	(18,376)	(18,988)	(21,538)
Effect of tax holiday and preferential tax rates		(80,671)	(12,399)	(20,969)	(35,434)
Research and development super-deduction		(50,223)	(7,719)	(54,081)	(47,179)
Non-taxable income	[1]	(188,139)	(28,916)	(6,484)	(251)
Non-deductible expenses	[2]	71,039	10,918	81,569	84,599
Effect of change in tax rate		7,279	1,119	5,009	1,464
Outside basis difference on investment in VIEs		9,808	1,507	(2,847)	11,378
Withholding tax and others		18,149	2,789	10,962	6,160
Changes in valuation allowance		31,609	4,858	10,864	4,947
Income tax expenses (benefits)		¥ 57,602	$ 8,853	¥ (12,189)	¥ 63,740

[1]	Non-taxable income mainly consist of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.